CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)										3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 15, 2021	Nov. 05, 2021	Feb. 22, 2021	Feb. 03, 2021	Jan. 14, 2021	Oct. 18, 2019	Jul. 05, 2019	May 22, 2019	Oct. 01, 2018	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Debt instrument, face amount									$ 15,000
Deposit Liabilities, Accrued Interest											$ 6,430		$ 3,676
Short-Term Debt, Percentage Bearing Fixed Interest Rate		10.00%
Due date	Dec. 15, 2023
Proceeds from convertible debt												$ 45,000	45,000
Long-term debt, gross			$ 40,000
Debt Instrument, Term									1 year
Beneficial conversion feature						$ 18,000	$ 40,000	$ 20,000		$ 45,000			45,000
Amortization of debt discount													42,083	42,583
Convertible Notes Payable													146,529	78,000
Remaining unamortized debt discount													2,917	0
Accrued interest													4,172	$ 9,078
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Proceeds from convertible debt				$ 25,000	$ 20,000
Long-term debt, gross													$ 75,000
Debt Instrument, Term													1 year
Debt instrument, convertible, conversion price													$ 0.005
Debt instrument, convertible, terms of conversion feature													with conversions limited such that no conversions will be allowed to the extent that, following such conversion, the noteholder would become the beneficial owner of more than 9.99% of our common stock
Intermarket Associates L L C Two [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount						$ 18,000
Debt Instrument, Term						1 year
Debt instrument, convertible, conversion price						$ 0.005
Debt instrument, interest rate, stated percentage						10.00%
Debt instrument, maturity date						Oct. 18, 2020
G C E F Opportunity Fund [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount							$ 40,000
Debt Instrument, Term							1 year
Debt instrument, interest rate, stated percentage							10.00%
Interest payable, current			$ 6,422
Debt conversion, converted instrument, shares issued			9,284,445
Intermarket Associates L L C [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount								$ 20,000
Debt Instrument, Term								1 year
Debt instrument, convertible, conversion price								$ 0.005
Debt instrument, interest rate, stated percentage								10.00%
Debt instrument, maturity date								May 22, 2020
Promissory Notes [Member]
Short-Term Debt [Line Items]
Deposit Liabilities, Accrued Interest		$ 1,529
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Short-Term Debt, Percentage Bearing Fixed Interest Rate	10.00%
Convertible Notes Payable											$ 101,529		$ 101,529
Digital Power Lending L L C [Member]
Short-Term Debt [Line Items]
Aggregate principal amount		$ 100,000
Digital Power Lending L L C [Member] | Exchange Agreement [Member] | Promissory Notes [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount	$ 101,529
Aggregate principal amount	$ 100,000